Consolidated statements of changes in equity $ in Thousands	USD ($)	Share capital USD ($)	Share capital CHF (SFr)	Treasury shares USD ($)	Capital Reserves (Reserves) USD ($)	Foreign exchange (FX) translation (Reserves) USD ($)	Accumulated losses USD ($)
Balance at beginning of year at Dec. 31, 2019	$ 9,262	$ 492		$ 0	$ 24,251	$ 228	$ (15,709)
Net loss	(59,943)						(59,943)
Other comprehensive income/(loss)	(57)					801	(858)
Total comprehensive (loss)/income	(60,000)	0		0		801	(60,801)
Share capital increase (Note 19.1)	55,137	650		(38)	54,487
Share based payments (Note 12)	5,445						5,445
Capital distribution to shareholders on receipt of Convertible Loans (Note 26.1)	(421)				(421)
Issue of treasury shares (Note 19.2)	0	38		(38)	0
Conversion of Convertible Loans (Note 26.1)	24,148	228			23,920
Transaction costs due to capital increase	(1,333)				(1,333)
Total balance at end of the year at Dec. 31, 2020	32,238	1,408	SFr 1,339,785	(38)	100,904	1,029	(71,065)
Net loss	(87,009)						(87,009)
Other comprehensive income/(loss)	1,310					853	457
Total comprehensive (loss)/income	(85,699)					853	(86,552)
Share capital increase (Note 19.1)	154,125	486		0	153,639
Share based payments (Note 12)	24,901			3			24,901
Allocation of treasury shares to employees (Note 19.2)	(148)			3	(151)
Transaction costs due to capital increase	(13,136)				(13,136)
Settlement of contingent consideration liabilities in shares (Note 20)	2,270	31			2,239
Issuance of share capital upon asset acquisition (Note 6)	1,448	10			1,438
Total balance at end of the year at Dec. 31, 2021	115,999	1,935	1,831,785.65	(35)	244,933	1,882	(132,716)
Net loss	(93,735)			0			(93,735)
Other comprehensive income/(loss)	8,707			0		7,268	1,439
Total comprehensive (loss)/income	(85,028)					7,268	(92,296)
Share capital increase (Note 19.1)	179,205	1,349			177,856
Share based payments (Note 12)	16,768			78			16,768
Allocation of treasury shares to employees (Note 19.2)	116			(555)	192		479
Issue of treasury shares (Note 19.2)	0	215		(215)	0
Conversion of Convertible Loans (Note 26.1)	24,148
Transaction costs due to capital increase	(13,692)			0	(13,692)
Total balance at end of the year at Dec. 31, 2022	$ 213,368	$ 3,499	SFr 3,369,589.50	$ (805)	$ 409,289	$ 9,150	$ (207,765)